STATEMENT OF CASH FLOWS SUPPLEMENTAL INFORMATION	12 Months Ended
Jul. 31, 2021
Supplemental Cash Flow Elements [Abstract]
STATEMENT OF CASH FLOWS SUPPLEMENTAL INFORMATION	STATEMENT OF CASH FLOWS SUPPLEMENTAL INFORMATION
The amount of cash, cash equivalents and restricted cash of continuing operations as of July 31, 2021 and 2020 in the consolidated statements of cash flows is reconciled to the Company's consolidated balance sheets as follows:

	July 31,
	2021	2020
	(In thousands)
Cash and cash equivalents	$58,117	$58,317
Funds held for clients	8,212	18,755
Cash, cash equivalents and restricted cash	$66,329	$77,072

Cash used for operating activities reflect cash payments for interest and income taxes as follows:

	Fiscal Year Ended July 31,
	2021	2020
	(In thousands)
Cash paid for interest	$1,262	$1,246
Cash paid for income taxes	$3,241	$4,781

Cash paid for taxes can be higher than income tax expense as shown on the Company's consolidated statements of operations due to prepayments made in certain jurisdictions as well as to the timing of required payments in relation to recorded expense, which can cross fiscal years.

Non-Cash Activities

Non-cash financing activities during the fiscal years ended July 31, 2021 and 2020 included the issuance of approximately 0.4 million and 1.0 million shares, respectively, of non-vested common stock, valued at approximately $0.6 million and $1.0 million, respectively, to certain employees and non-employees of the Company.